CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY/DEFICIT (USD $)	Preferred Stock	Common Stock	Additional Paid-In Capital	Advances to Shareholder	Accumulated Other Comprehensive Loss	Accumulated Deficit	Total
Beginning balance, amount at Dec. 31, 2012	$ 0	$ 32,232	$ 1,829,329	$ (544,667)	$ (111,000)	$ (2,188,759)	$ (982,865)
Beginning balance, shares at Dec. 31, 2012	0	32,231,661
Stock issued to non-employees for services, shares		526,599
Stock issued to non-employees for services, amount		527	26,973				27,500
Stock issued for compensation, shares		213,300
Stock issued for compensation, amount		213	83,037				83,250
Capital contributions			64,500				64,500
Fair value of contributed services			233,616				233,616
Stock issued in connection with issuance of notes payable, shares		28,440
Stock issued in connection with issuance of notes payable, amount		29	4,971				5,000
Unrealized gain on available for sale securities					28,292		28,292
Shares retained in Merger, shares		4,155,372
Shares retained in Merger, amount		4,155	(2,934,232)	544,667	82,708	(867,519)	(3,170,221)
Stock issued for extinguishment of debt, shares		863,376
Stock issued for extinguishment of debt, amount		863	905,682				906,545
Net Income(loss)						(1,666,458)	(1,666,458)
Ending balance, amount at Dec. 31, 2013	0	38,019	213,876	0	0	(4,722,736)	(4,470,841)
Ending balance, shares at Dec. 31, 2013	0	38,018,748
Stock issued to non-employees for services, shares		50,000
Stock issued to non-employees for services, amount		50	12,450				12,500
Fair value of contributed services							0
Stock issued for extinguishment of debt, shares		390,398
Stock issued for extinguishment of debt, amount		390	235,569				235,959
Stock returned for repayment of advances, shares		(695,736)
Stock returned for repayment of advances, value		(696)	(26,855)				(27,551)
Net Income(loss)						190,620	190,620
Ending balance, amount at Dec. 31, 2014	$ 0	$ 37,763	$ 435,040	$ 0	$ 0	$ (4,532,116)	$ (4,059,313)
Ending balance, shares at Dec. 31, 2014	0	37,763,410